Total Gains (Losses) on Assets and Liabilities Measured on Fair Values on Non-Recurring Basis (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements Nonrecurring [Line Items]
Fair value of assets and liabilities, gains (losses)	$ 832	$ 283	$ 868
Continuing Operations
Fair Value Measurements Nonrecurring [Line Items]
Fair value of assets and liabilities, gains (losses)			2,776
Discontinued Operations
Fair Value Measurements Nonrecurring [Line Items]
Fair value of assets and liabilities, gains (losses)			(1,062)
Real estate owned, net
Fair Value Measurements Nonrecurring [Line Items]
Fair value of assets and liabilities, gains (losses)		$ 283	(725)
Commercial and Commercial Real Estate
Fair Value Measurements Nonrecurring [Line Items]
Fair value of assets and liabilities, gains (losses)			$ (121)
Inventory
Fair Value Measurements Nonrecurring [Line Items]
Fair value of assets and liabilities, gains (losses)	432
Goodwill
Fair Value Measurements Nonrecurring [Line Items]
Fair value of assets and liabilities, gains (losses)	$ 400